Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Called up share capital
Called up share capital, allotted and fully paid
	Ordinary share capital	Preference share capital	Share premium	Total share capital and share premium	Other equity instruments
	£m	£m	£m	£m	£m
As at 1 January 2018	2,342	19	12,092	14,453	8,982
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,242)
Redemption of preference shares	-	(13)	-	(13)	-
Capital reorganisation	-	-	(12,092)	(12,092)	-
Net equity impact of intra-group transfers	-	-	-	-	(2,070)
As at 31 December 2018	2,342	6	-	2,348	7,595

As at 1 January 2017	2,342	28	12,092	14,462	6,486
AT1 securities issuance	-	-	-	-	2,496
Redemption of preference shares	-	(9)	-	(9)	-
As at 31 December 2017	2,342	19	12,092	14,453	8,982

AT1 equity instruments
AT1 equity instruments
		2018	2017
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank PLC
8.25% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2018	-	1,242
7.0% Perpetual Subordinated Contingent Convertible Securities	2019	-	698
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	715	715
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	860	860
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	836	836
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	1,000	1,000
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,136	1,136
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	500	1,250
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	-
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	1,245
Total AT1 equity instruments		7,595	8,982